Description of Business (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Summary of percentage of revenues
The following table summarizes the percentage of revenues and accounts receivable generated via our platform providers in excess of 10% of our total revenues and total accounts receivable:

	Revenue Concentration
	Three months ended June 30,		Six Months ended June 30,
	2022	2021	2022	2021
Apple	54.5%	50.5%	54.3%	50.9%
Facebook	24.2%	26.4%	24.2%	26.6%
Google	18.6%	19.6%	18.7%	19.3%

	Accounts Receivable concentration
	As of June 30,	As of December 31,
	2022	2021
Apple	56.0%	55.6%
Facebook	22.6%	23.7%
Google	17.7%	17.5%